Other Intangible Assets, Other than Goodwill	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
Note 8.	Other Intangible Assets, Other than Goodwill

	December 31, 2016
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
		(in thousands)
Amortized intangible assets:
Technology	$6,889	7 years	3,771
Patents	100	15 years	48
Total	$6,989		3,819

	December 31, 2017
	Gross carrying amount	Weighted average amortization period	Accumulated amortization
		(in thousands)
Amortized intangible assets:
Technology	$6,889	7 years	4,756
Patents	100	15 years	54
Total	$6,989		4,810

Amortization expense for the years ended December 31, 2015, 2016 and 2017 was $852 thousand, $991 thousand and $991 thousand, respectively. Estimated amortization expense for the next five years is $991 thousand in 2018, $603 thousand in 2019, $214 thousand in 2020 and 2021, and $145 thousand in 2022.